FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 12:-	FAIR VALUE MEASURMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its Investment in Evogene and embedded derivatives at fair value. The carrying amounts of cash and cash equivalents, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments. Investment in Evogene is classified within Level 1 because this asset is valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Embedded derivatives are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2012
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$5,196	$5,196	$-	$-
Embedded Derivatives	6,864	-	-	6,864
Liability with respect to outstanding options to non- employee	264	-	-	264

Total financial assets	$12,324	$5,196	$-	$7,128

	December 31, 2011
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$4,093	$4,093	$-	$-
Embedded Derivatives	5,707	-	-	5,707
Liability with respect to outstanding options to non- employee	284	-	-	284

Total financial assets	$10,084	$4,093	$-	$5,991

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of Embedded Derivatives

Balance at January 1, 2011	$4,037

Fair value of Exchange Option within second research and development arrangement	1,557
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	113

Balance at December 31, 2011 *)	5,707

Fair value of Exchange Option within the 2012 proceeds under the second research and development arrangement	569
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	588

Balance at December 31, 2012 *)	$6,864

*)
The amount on the balance sheet of the research and development funding arrangements and others includes also a cash consideration of $ 744 and $ 443 as of December 31, 2012 and December 31, 2011, respectively,  and Fair value of liability with respect to outstanding options to non-employee, as mentioned below, in amount of $ 264 and $ 284 as of December 31, 2012 and December 31, 2011, respectively.

Fair value of outstanding options to non- employee

Balance at January 1, 2011	$-
Fair value of liability with respect to outstanding options to non-employee	353
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital	(89)
Change in fair value of liability with respect to outstanding options to non- employee	20

Balance at December 31, 2011	284

Change in fair value of liability with respect to outstanding options to non- employee	(20)

Balance at December 31, 2012	$264